Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 5 — Property, Plant and Equipment

The components of property, plant and equipment are:

	December 31,
	(in thousands)
	2011	2010
Land	$253	$253
Building and improvements	6,235	6,111
Rental property	5,289	5,519
Furniture and equipment	23,009	22,552
	34,786	34,435
Less accumulated depreciation	(29,527)	(28,729)
	$5,259	$5,706

The estimated useful lives of buildings and improvements and rental property are twenty to twenty-five years.  The estimated useful lives of furniture and equipment range from three to eight years.  Depreciation expense recorded was $1,343,000, $1,628,000 and $1,843,000 for 2011, 2010, and 2009, respectively.

The Company leases a portion of its headquarters facility to various tenants.  Rent received from these leases totaled $440,000, $442,000 and $416,000 for 2011, 2010, and 2009, respectively.  Future minimum rent payments due to the Company under these lease arrangements are as follows (in thousands):

2012	$407
2013	282
2014	176
$865

The Company leases office space under various operating leases. Rental expense on these operating leases was approximately $2,535,000, $2,580,000 and $2,917,000 for 2011, 2010, and 2009, respectively.  Future minimum lease payments under all non-cancelable operating leases are (in thousands):
2012	$2,131
2013	1,737
2014	1,292
2015	482
2016	353
Thereafter	362
$6,357